Warrants (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 08, 2026	Dec. 31, 2025	Feb. 11, 2022
Warrants [Line Items]
Expire term	5 years
Assumed warrants outstanding				2,000,000
Exercise price (in Dollars per share)	$ 240
Warrant Liabilities [Member]
Warrants [Line Items]
After the completion days	30 days
Warrant [Member]
Warrants [Line Items]
Warrants issued	14,840,000
Public Warrants [Member]
Warrants [Line Items]
Warrants issued	13,800,000
Assumed warrants outstanding	12,524,392		12,526,392
Redemption of warrants (in Dollars per share)	$ 0.01
Prior written notice days	30 days
Sale of stock, price per share (in Dollars per share)	$ 360
Trading days	20 days
Consecutive trading days	30 days
Warrants exercised
Private Warrants [Member]
Warrants [Line Items]
Warrants issued	350,000
Exercise price (in Dollars per share)	$ 0.04		$ 0.05
Private Warrants [Member] | Warrant Liabilities [Member]
Warrants [Line Items]
Warrants issued	350,000
Expire term	1 year 4 months 24 days
Assumed warrants outstanding	350,000		350,000
Representative Warrants [Member]
Warrants [Line Items]
Warrants issued	690,000
Exercise price (in Dollars per share)	$ 0.08		$ 0.1
Representative Warrants [Member] | Warrant Liabilities [Member]
Warrants [Line Items]
Warrants issued	690,000
Expire term	1 year 4 months 24 days
Assumed warrants outstanding	690,000		690,000
Exercise price (in Dollars per share)	$ 240
Class B Ordinary Shares [Member]
Warrants [Line Items]
Ordinary share at a price (in Dollars per share)		$ 2.7
Class B Ordinary Shares [Member] | Warrant Liabilities [Member]
Warrants [Line Items]
Ordinary share at a price (in Dollars per share)	$ 230
Representative warrants	0.05
Class B Ordinary Shares [Member] | Warrant [Member]
Warrants [Line Items]
Ordinary share at a price (in Dollars per share)	$ 230
Class B Ordinary Shares [Member] | Representative Warrants [Member] | Warrant Liabilities [Member]
Warrants [Line Items]
Ordinary share at a price (in Dollars per share)	$ 240